other long-term assets - Costs incurred to obtain and fulfill contracts with customers (Details) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period		$ 358	$ 371
Additions		265	292
Amortization		(289)	(305)
Balance, end of period		334	358
Current	[1]			$ 231	$ 249
Non-current				103	109
Total		334	358	334	358
Costs incurred to obtain contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period		344	356
Additions		261	288
Amortization		(282)	(300)
Balance, end of period		323	344
Current	[1]			225	243
Non-current				98	101
Total		323	344	323	344
Costs incurred to fulfill contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period		14	15
Additions		4	4
Amortization		(7)	(5)
Balance, end of period		11	14
Current	[1]			6	6
Non-current				5	8
Total		$ 11	$ 14	$ 11	$ 14

[1]	Presented in the Consolidated statements of financial position in prepaid expenses.